Material accounting policies (Details Textual) ₨ in Millions	Mar. 31, 2026 INR (₨)
Statements [Line Items]
Residual value of assets	₨ 0
Intangible assets other than goodwill [member]
Statements [Line Items]
Residual value of assets
Construction-in-progress [Member]
Statements [Line Items]
Residual value of assets